Goodwill	12 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

NOTE 9 – GOODWILL

The changes in the carrying amount of goodwill for the year ended June 30, 2020 were as follows:

For the year ended June 30, 2020
Balance as of July 1, 2019	$447,790
Goodwill arising from acquisition of Ridik Pte.(Note 3)	1,689,899
Goodwill arising from acquisition of Ridik Consulting (Note 3)	9,359
Foreign currency translation adjustment	(28,348)
Balance as of June 30, 2020	$2,118,700

The Company has only one reporting unit. For the years ended June 30, 2020 and 2019, the Company performed a qualitative assessment of the goodwill for the reporting unit based on the requirements of ASC 350-20. The Company evaluated all relevant factors, weighed all factors in their entirety and concluded that it was not more-likely-than-not that the fair value of the reporting unit was less than its carrying amount. Therefore, further impairment testing on goodwill was unnecessary as of June 30, 2020 and 2019, respectively.